Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 27 – SHAREHOLDERS’ EQUITY

Ordinary shares

The Company is authorized to issue 1,000,000,000 ordinary shares of par value of $0.22 each, comprising of: (i) 900,000,000 Class A Ordinary Shares of par value of USD0.22 each, and (ii) 100,000,000 Class B Ordinary Shares of par value of USD0.22 each. There are currently 85,406 issued and outstanding Class A Ordinary Shares and 4,091 issued and outstanding Class B Ordinary Shares.

Holders of Class A Ordinary Shares and Class B Ordinary Shares shall always vote together as one class on all resolutions submitted to a vote by the Members. Each Class A Ordinary Share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of the Company, and each Class B ordinary share shall entitle the holder thereof to twenty (20) votes on all matters subject to vote at general meetings of the Company. Each Class B Ordinary Share is convertible into one (1) Class A Ordinary Share at any time at the option of the holder thereof. In no event shall Class A Ordinary Shares be convertible into Class B Ordinary Shares. Save and except for voting rights and conversion rights, Class A Ordinary Shares and Class B Ordinary Shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions.

Initial Public Offering

On December 14, 2022, the Company consummated its initial public offering (“IPO”) of 3,000,000 Class A ordinary shares at a price of $4.00 per share, generating gross proceeds to the Company of $12,000,000 before deducting underwriting discounts and commissions and offering expenses. After deducting underwriting discounts, commissions and expenses related to the offering, the Company recorded $10,646,322 (with $1,200 in par value and $10,645,122 in additional paid in capital) net proceeds from its initial public offering. The underwriter was granted a 45-day over-allotment option to purchase up to an additional 450,000 Class A ordinary shares at the initial public offering price. Meanwhile, other costs incurred in the IPO totaled $1,061,170, the main nature of which was professional fees. As a result, Class A shares increased by $300, and additional paid-in capital increased by $9,584,612.

Private Placement

On May 20, 2024, the Company entered into securities purchase agreements (the “Securities Purchase Agreements”) with certain purchasers (“Purchasers”) in connection with the issuance and sale (the “Private Placement”) of (i) an aggregate of 16,000,000 Class A ordinary shares, par value US$0.0001 per share, of the Company (the “Class A Ordinary Shares”) and (ii) warrants (the “Warrants,” together with the Class A Ordinary Shares, the “Securities”) to purchase an aggregate of 32,000,000 Class A Ordinary Shares at an exercise price of $0.50 per share, subject to adjustment as provided therein, for an aggregate of purchase price of $8,000,000. The Warrants will become exercisable for cash or on a cashless basis upon issuance and will expire three years after the issuance date. In November 2024, Purchasers exercised warrants on a cashless basis, and the Company issued 22,588,235 Class A ordinary shares. As of December 31, 2024, all warrants were exercised.

Registered Direct Offering

On July 25, 2025, ERAYAK Power Solution Group Inc. (the “Company”) entered into a securities purchase agreement (the “Purchase Agreement”) with certain investors named thereto (the “Purchasers”), pursuant to which the Company agreed to issue and sell, in a registered direct offering (the “Registered Direct Offering”): (i) 12,396,000 class A ordinary shares (the “Class A Ordinary Shares”) of the Company of par value of $0.0001 each (the “Shares”), at a purchase price of $0.098 per share; and (ii) pre-funded warrants to purchase up to 18,216,246 Class A Ordinary Shares (the “Pre-Funded Warrants”) at a purchase price of $$0.098 to the purchase price for Shares, less the exercise price of $0.0001 per share. The Registered Direct Offering closed on July 28, 2025. The Company received approximately $3 million in gross proceeds from the Registered Direct Offering, before deducting placement agent fees and estimated offering expenses.

Registered Direct Offering

On July 31, 2025, ERAYAK Power Solution Group Inc. (the “Company”) entered into a securities purchase agreement (the “Purchase Agreement”) with certain investors named thereto (the “Purchasers”), pursuant to which the Company agreed to issue and sell, in a registered direct offering (the “Registered Direct Offering”): (i) 32,155,921 class A ordinary shares (the “Class A Ordinary Shares”) of the Company of par value of $0.0001 each (the “Shares”), at a purchase price of $0.065 per share; and (ii) pre-funded warrants to purchase up to 75,536,386 Class A Ordinary Shares (the “Pre-Funded Warrants”) at a purchase price of $0.065 to the purchase price for Shares, less the exercise price of $0.0001 per share. The Registered Direct Offering closed on August 1, 2025. The Company received approximately $7 million in gross proceeds from the Registered Direct Offering, before deducting placement agent fees and estimated offering expenses.

Share Subscription

On August 19, 2025, Erayak Power Solution Group Inc (the “Company”) consummated a share subscription (the “Share Subscription”) with Erayak International Limited. Under the terms of the Share Subscription, the Erayak International Limited purchased 8,000,000 Class B ordinary shares from the Company at a consideration of $0.055 per share, which is the closing pricing on August 18, 2025, for a total consideration of US$440,000.

Reverse Stock Split

On September 8, 2025, the shareholders and Board of Directors of the Company approved the 220-for-1 reverse stock split of its ordinary shares in accordance with Cayman law and the corresponding filing of the ratio change, which was duly filed with the Cayman Registrar. As a result of the reverse stock split, the number of ordinary shares outstanding were reduced from 187,892,786 Class A ordinary shares to approximately 854,059 Class A ordinary shares, and from 9,000,000 Class B ordinary shares to approximately 40,910 Class B ordinary shares, subject to rounding up of all fractional shares to the nearest whole share in lieu of such fractional shares.

Increase in Authorized Share Capital

On November 19, 2025, the shareholders and the board of directors of the Company approved an increase in the Company’s authorized share capital from US$50,000, divided into 2,272,727.27 ordinary shares with a par value of US$0.022 each, consisting of 2,045,454.54 Class A ordinary shares and 227,272.73 Class B ordinary shares, to US$220,000,000, divided into 10,000,000,000 ordinary shares with a par value of US$0.022 each, consisting of 9,000,000,000 Class A ordinary shares and 1,000,000,000 Class B ordinary shares.

Reverse Stock Split

On March 25, 2026, the board of directors of ERAYAK Power Solution Group Inc., a Cayman Islands exempted company, approved a 1-for-10 reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares. The reverse stock split became effective on April 20, 2026, and the Company’s Class A ordinary shares began trading on a post-split basis on the Nasdaq Stock Market LLC on the same date under the current trading symbol “RAYA.”

As a result of the reverse stock split, every ten issued Class A ordinary shares with a par value of US$0.022 each were combined into one issued Class A ordinary share with a par value of US$0.22 each, and every ten issued Class B ordinary shares with a par value of US$0.022 each were combined into one issued Class B ordinary share with a par value of US$0.22 each. Any fractional shares resulting from the reverse stock split were rounded up to the nearest whole share. Following the reverse stock split, the Company’s authorized share capital was adjusted to US$220,000,000, divided into 900,000,000 Class A ordinary shares with a par value of US$0.22 each and 100,000,000 Class B ordinary shares with a par value of US$0.22 each.

All share and per-share amounts presented in these consolidated financial statements and the accompanying notes have been retroactively adjusted to reflect the reverse stock split for all periods presented, unless otherwise indicated.

Statutory Reserve

The Company’s PRC subsidiaries are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors of each of the PRC subsidiaries. The reserved amount as determined pursuant to PRC statutory laws totaled $1,244,717 and $1,123,204 as of December 31, 2025 and 2024, respectively.

Under PRC laws and regulations, paid in capital, additional paid in capital, and statutory surplus reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company and are not distributable other than upon liquidation. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.